DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Germany Hedged Equity ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 91.5%
Communication Services - 5.6%
Deutsche Telekom AG	18,648	$443,103
Scout24 SE, 144A	432	31,376

(Cost $376,369)		474,479

Consumer Discretionary - 11.0%
adidas AG	931	188,285
Bayerische Motoren Werke AG	1,833	216,376
Continental AG	641	51,322
Delivery Hero SE, 144A*	998	23,045
Mercedes-Benz Group AG	4,610	366,911
Puma SE	599	27,495
Volkswagen AG	172	27,002
Zalando SE, 144A*	1,299	27,405

(Cost $1,183,925)		927,841

Consumer Staples - 1.5%
Beiersdorf AG	579	82,948
Henkel AG & Co. KGaA	609	41,072

(Cost $121,254)		124,020

Financials - 18.3%
Allianz SE	2,261	620,330
Commerzbank AG	6,059	70,037
Deutsche Bank AG(a)	11,146	148,920
Deutsche Boerse AG	1,092	228,493
Hannover Rueck SE	348	89,253
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	786	365,629
Talanx AG	366	26,108

(Cost $1,278,195)		1,548,770

Health Care - 7.0%
Bayer AG	5,645	171,380
Carl Zeiss Meditec AG	239	29,383
Fresenius Medical Care AG	1,200	45,887
Fresenius SE & Co. KGaA	2,423	67,774
Merck KGaA	742	126,548
QIAGEN NV*	1,257	53,847
Siemens Healthineers AG, 144A*	1,611	96,635

(Cost $1,341,181)		591,454

Industrials - 19.9%
Brenntag SE	795	72,502
Daimler Truck Holding AG	3,068	125,275
Deutsche Lufthansa AG*	3,401	26,422
Deutsche Post AG	5,694	264,071
GEA Group AG	954	38,428
Knorr-Bremse AG	429	29,990
MTU Aero Engines AG	312	74,962
Rational AG	30	24,642
Rheinmetall AG	250	114,565
Siemens AG	4,369	863,846
Siemens Energy AG*	3,030	46,519

(Cost $1,186,416)		1,681,222

Information Technology - 17.1%
Bechtle AG	472	24,313
Infineon Technologies AG	7,503	268,376
Nemetschek SE	341	32,499
SAP SE	6,006	1,122,214

(Cost $868,527)		1,447,402

Materials - 5.9%
BASF SE	5,142	261,618
Covestro AG, 144A*	1,112	60,453
Evonik Industries AG	1,324	24,413
Heidelberg Materials AG	803	77,849
Symrise AG	762	77,877

(Cost $773,727)		502,210

Real Estate - 1.8%
LEG Immobilien SE*	422	31,024
Vonovia SE	4,221	117,701

(Cost $237,222)		148,725

Utilities - 3.4%
E.ON SE	12,923	164,952
RWE AG	3,636	121,824

(Cost $306,493)		286,776

TOTAL COMMON STOCKS (Cost $7,673,309)		7,732,899

PREFERRED STOCKS - 5.1%
Consumer Discretionary - 3.6%
Bayerische Motoren Werke AG	338	37,006
Dr Ing hc F Porsche AG, 144A	660	61,589
Porsche Automobil Holding SE	893	47,659
Volkswagen AG	1,181	159,987

(Cost $452,694)		306,241

Consumer Staples - 0.8%
Henkel AG & Co. KGaA
(Cost $113,582)	964	72,474

Health Care - 0.7%
Sartorius AG
(Cost $28,925)	150	56,710

TOTAL PREFERRED STOCKS (Cost $595,201)		435,425

EXCHANGE-TRADED FUNDS - 1.3%
iShares Currency Hedged MSCI Germany ETF
(Cost $92,357)	3,150	107,604

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28%(b) (Cost $20,807)	20,807	20,807

TOTAL INVESTMENTS - 98.1% (Cost $8,381,674)		8,296,735
Other assets and liabilities, net - 1.9%		162,173

NET ASSETS - 100.0%		$8,458,908

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
COMMON STOCKS — 1.8%
Financials — 1.8%
Deutsche Bank AG(a)
135,616	10,823	(39,283)	(13,121)	54,885	—	—	11,146	148,920
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28%(b)
1,145	470,358	(450,696)	—	—	2,416	—	20,807	20,807

136,761	481,181	(489,979)	(13,121)	54,885	2,416	—	31,953	169,727

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
DAX Mini Futures	EUR	1	$91,927	$95,910	3/15/2024	$3,983

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2024.

As of February 29, 2024, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation[b]	Unrealized Depreciation[b]
RBC Capital Markets	7/3/2018	EUR	305,000	USD	331,725	$2,025	$—
RBC Capital Markets	3/4/2024	EUR	8,538,186	USD	9,286,473	56,843	—
RBC Capital Markets	3/4/2024	USD	7,974,769	EUR	7,369,286	—	(8,699)
RBC Capital Markets	3/4/2024	USD	1,591,113	EUR	1,473,900	2,147	—

Total unrealized appreciation (depreciation)						$61,015	$(8,699)

b	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2024.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$7,732,899	$—	$—	$7,732,899
Preferred Stocks(a)	435,425	—	—	435,425
Exchange-Traded Funds	107,604	—	—	107,604
Short-Term Investments(a)	20,807	—	—	20,807
Derivatives(b)
Forward Foreign Currency Contracts	—	61,015	—	61,015
Futures Contracts	3,983	—	—	3,983

TOTAL	$8,300,718	$61,015	$—	$8,361,733

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(8,699)	$—	$(8,699)

TOTAL	$—	$(8,699)	$—	$(8,699)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBGR-PH3

R-089711-1 (5/24) DBX005195 (5/24)